Financial assets, liabilities and financial result (excluding Orange Bank) - TDIRA - Tabular disclosure (Details) - Perpetual bonds redeemable for shares [member] € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) instrument	Dec. 31, 2016 EUR (€) instrument	Dec. 31, 2015 EUR (€) instrument	Feb. 24, 2003 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number | instrument	89,398	89,398	89,398
Equity component before deferred taxes	€ 303	€ 303	€ 303
Original debt component	958	958	958
TDIRA nominal amount	1,261	1,261	1,261	€ 14,100
Amortized cost adjustment excluding accrued interests	269	247	232
Accrued interest	7	7	8
Total debt amount in statement of financial position	1,234	1,212	1,198
Paid interest	€ 27	€ 30	€ 35